UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2005

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-10080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     November 14, 2005
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       22
                                             ---------------
Form 13F Information Table Value Total:       $2,134,415
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of Class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp.                   COM       005125109   186,107    9,941,630     Sh           Sole      N/A     9,941,630
-----------------------------------------------------------------------------------------------------------------------------------
Adesa Inc.                     COM       00686U104    51,530    2,331,700     Sh           Sole      N/A     2,331,700
-----------------------------------------------------------------------------------------------------------------------------------
Applera Corp.                  COM       038020103   252,030   10,844,700     Sh           Sole      N/A    10,844,700
-----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.       COM       148867104   164,776    7,246,100     Sh           Sole      N/A     7,246,100
-----------------------------------------------------------------------------------------------------------------------------------
Chiron Corporation             COM       170040109   217,160    4,975,047     Sh           Sole      N/A     4,975,047
-----------------------------------------------------------------------------------------------------------------------------------
DocuCorp International, Inc.   COM       255911109     6,304      920,380     Sh           Sole      N/A       920,380
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            COM       366651107   215,669   18,449,046     Sh           Sole      N/A    18,449,046
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co.         COM       410768105    72,501    5,231,000     Sh           Sole      N/A     5,231,000
-----------------------------------------------------------------------------------------------------------------------------------
Intergraph Corp.               COM       458683109    84,886    1,898,602     Sh           Sole      N/A     1,898,602
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Corp                    COM       587188103   228,281    4,149,818     Sh           Sole      N/A     4,149,818
-----------------------------------------------------------------------------------------------------------------------------------
MSC Software Corp              COM       553531104    54,388    3,459,800     Sh           Sole      N/A     3,459,800
-----------------------------------------------------------------------------------------------------------------------------------
NETIQ Corp                     COM       64115P102    34,842    2,846,611     Sh           Sole      N/A     2,846,611
-----------------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies            COM       713569309   111,201    5,382,472     Sh           Sole      N/A     5,382,472
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co CL A    COM       761695105   169,095    6,169,100     Sh           Sole      N/A     6,169,100
-----------------------------------------------------------------------------------------------------------------------------------
Seitel Inc.                    COM       816074405    43,709   28,756,363     Sh           Sole      N/A    28,756,363
-----------------------------------------------------------------------------------------------------------------------------------
Snap On Tools Corp.            COM       833034101     2,629       72,800     Sh           Sole      N/A        72,800
-----------------------------------------------------------------------------------------------------------------------------------
Solexa, Inc.                   COM       83420X105    10,968    1,875,000     Sh           Sole      N/A     1,875,000
-----------------------------------------------------------------------------------------------------------------------------------
Solexa, Inc.                   WTS       834991150       615      404,684     Sh           Sole      N/A       404,684
-----------------------------------------------------------------------------------------------------------------------------------
Tektronix Inc.                 COM       879131100    27,253    1,080,200     Sh           Sole      N/A     1,080,200
-----------------------------------------------------------------------------------------------------------------------------------
TriZetto Group, Inc.           COM       896882107    84,720    6,000,000     Sh           Sole      N/A     6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.          COM       90333H101    69,862    5,378,161     Sh           Sole      N/A     5,378,161
-----------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman Intl Inc.    COM       96950G102    45,879    2,867,495     Sh           Sole      N/A     2,867,495
-----------------------------------------------------------------------------------------------------------------------------------